Prepaid Expesnes and Other Accounts Receivavable (Details) - Schedule of prepaid expenses, other accounts receivable and other investments - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses, other accounts receivable and other investments [Abstract]
Prepaid expenses and advances to suppliers	$ 48,871	$ 47,155
Government departments	20,911	29,973
Employees	326	301
Related Parties	278	404
Other	1,732	5,987
Total prepaid expenses, other accounts receivable and other investments	$ 72,118	$ 83,820